Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of liabilities arising from financing activities
Net debt at beginning of period	€ 218,803	€ 49,765
Interest payments on financial liabilities	(14,519)	(7,280)
Lease payments	(35,046)	(10,057)
Loan repayments	(10,000)
Cash Outflow	(59,565)	(17,337)
Additions (Extinguishments) of liabilities	5,300	179,095
Interest expenses	14,519	7,280
Total non-cash changes in liabilities	19,818	186,375
Net change in financing liabilities	(39,746)	169,038
Net debt at end of period	179,057	218,803
Liabilities to banks
Disclosure of reconciliation of liabilities arising from financing activities
Net debt at beginning of period	10,000
Interest payments on financial liabilities	(3,699)	(3,113)
Loan repayments	(10,000)
Cash Outflow	(13,699)	(3,113)
Additions (Extinguishments) of liabilities		10,000
Interest expenses	3,699	3,113
Total non-cash changes in liabilities	3,699	13,113
Net change in financing liabilities	(10,000)	10,000
Net debt at end of period		10,000
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Net debt at beginning of period	208,803	49,765
Interest payments on financial liabilities	(10,820)	(4,167)
Lease payments	(35,046)	(10,057)
Cash Outflow	(45,866)	(14,224)
Additions (Extinguishments) of liabilities	5,300	169,095
Interest expenses	10,820	4,167
Total non-cash changes in liabilities	16,119	173,262
Net change in financing liabilities	(29,746)	159,038
Net debt at end of period	€ 179,057	€ 208,803